Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.6%

Security	Principal Amount* (000's omitted)	Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	$ 498,350
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	154,206
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,031	902,389
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,503,130
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	879,505
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,668	1,593,592
Series 2023-A, Class B, 10.00%, 1/17/28(1)	116	117,131
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	697,292
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	159	151,566
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,028,517
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	230,099
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,955,118
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	183	180,822
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	265	257,758
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,487	1,484,644
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	805	803,233
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	124	123,674
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	545	512,861
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	112,127
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	951,814
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	155,035
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	900	914,178
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	335	324,958
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	527	420,910
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	420	382,248
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	249	226,769
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	156	142,931
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	606,562
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	147	143,891
Security	Principal Amount* (000's omitted)	Value
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	172	$ 171,737
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	270	270,275
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	186	185,131
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	191	112,399
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	79	75,041
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	87	79,194
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	286	286,429
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	646	654,038
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	185	187,345
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	387	248,553
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	324	301,296
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	748	661,616
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	90	77,637
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	73	62,826
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	188	158,005
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	272	223,946
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,029	913,106
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	199	167,513
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	124	98,064
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	632	574,126
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	99,946
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	965	865,086
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	752,853
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	609	569,027
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,370,794
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	77	75,075
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	917	868,359
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,849,348
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	501,567
Series 2022-2, Class C, 9.36%, 10/9/29(1)	350	352,166
Series 2022-3, Class B, 8.533%, 1/8/30(1)	783	785,326
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	1,970	1,968,454
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	178	173,715
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	80	78,936
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	602	550,741

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Planet Fitness Master Issuer LLC: (continued)
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,125	$ 1,128,019
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,425	1,377,931
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	174,708
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 7/15/24, 10/15/49(1)(3)		1,000	993,592
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		334	297,530
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		422	356,059
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,965	1,868,498
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		489	493,437
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)		63	63,089
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		197	189,606
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,113	1,058,125
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		380	347,484
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)		695	661,385
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	79,151
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)(4)		180	179,975
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		667	622,125
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,102	881,682
Series 2021-A, Class B, 3.15%, 2/20/48(1)		353	190,668
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,090	1,002,621
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,221	1,189,049
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)		778	785,096
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,287	1,046,965
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)		222	190,320
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		433	395,355
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		627	513,446
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,910	1,760,572
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		252	233,970
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)		153	154,430
Security	Principal Amount* (000's omitted)	Value
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	$ 53,763
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	720	651,124
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	2	2,125
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,662,434
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	570,997
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	102	103,913
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	872	749,146
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	316	278,832
Series 2020-A, Class C, 6.657%, 3/15/45(1)	111	102,918
Total Asset-Backed Securities (identified cost $62,714,936)		$59,235,120

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(5)	$590	$ 588,969
Series 2021-3A, Class M1B, 6.735%, (30-day SOFR Average + 1.40%), 9/25/31(1)(5)	404	404,967
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,263	1,150,815
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	606	609,268
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	839	853,402
Eagle Re Ltd., Series 2021-2, Class M1C, 8.785%, (30-day SOFR Average + 3.45%), 4/25/34(1)(5)	415	422,783
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	111	111,228
Series 5402, Class BZ, 6.00%, 4/25/54	51	52,330
Series 5413, Class MZ, 6.00%, 5/25/54	96	99,904
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.60%, (30-day SOFR Average + 8.264%), 7/25/49(1)(5)	240	280,320
Series 2020-DNA6, Class B1, 8.335%, (30-day SOFR Average + 3.00%), 12/25/50(1)(5)	50	54,337
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(5)	108	122,626
Series 2021-DNA2, Class B1, 8.735%, (30-day SOFR Average + 3.40%), 8/25/33(1)(5)	150	168,253
Series 2021-DNA2, Class B2, 11.335%, (30-day SOFR Average + 6.00%), 8/25/33(1)(5)	140	164,563

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(5)	$21	$ 20,831
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(5)	513	516,379
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.35%, (30-day SOFR Average + 3.014%), 7/25/24(5)	65	65,666
Series 2019-R01, Class 2B1, 9.80%, (30-day SOFR Average + 4.464%), 7/25/31(1)(5)	150	163,737
Series 2019-R03, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 9/25/31(1)(5)	134	143,854
Series 2019-R05, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 7/25/39(1)(5)	176	185,644
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(5)	783	818,185
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(5)	256	266,724
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(5)	1,120	1,156,689
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(5)	395	418,475
Series 2021-R02, Class 2B1, 8.635%, (30-day SOFR Average + 3.30%), 11/25/41(1)(5)	35	36,091
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	473,878
Series 2023-84, Class MW, 6.00%, 6/20/53	482	495,795
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,053
Series 2023-99, Class AL, 6.00%, 7/20/53	68	69,943
Series 2023-102, Class SG, 2.672%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(6)	90	89,295
Series 2024-44, Class LM, 6.00%, 3/20/54	268	275,284
Series 2024-46, Class AL, 6.00%, 3/20/54	67	68,794
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,968,315
Home Re Ltd.:
Series 2018-1, Class M2, 8.46%, (1 mo. SOFR + 3.114%), 10/25/28(1)(5)	148	149,762
Series 2021-1, Class M2, 8.30%, (30-day SOFR Average + 2.964%), 7/25/33(1)(5)	215	217,162
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	100	101,700
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	145	145,863
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(5)	2,474	2,507,743
Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(5)	200	202,296
Triangle Re Ltd., Series 2021-3, Class B1, 10.285%, (30-day SOFR Average + 4.95%), 2/25/34(1)(5)	175	179,838
Total Collateralized Mortgage Obligations (identified cost $15,527,671)		$15,891,761

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$1,605	$ 1,029,206
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	680	269,715
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,215	273,074
BPR Trust, Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(5)	830	834,255
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(5)	1,809	1,784,006
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(5)	549	538,437
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(5)	1,740	1,715,100
CSMC Trust:
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(5)	216	195,849
Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	814	817,421
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(5)	1,101	1,097,750
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(5)	1,714	1,711,213
Series 2021-ESH, Class D, 7.694%, (1 mo. SOFR + 2.364%), 7/15/38(1)(5)	449	449,576
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	2,981,796
Series KG08, Class A2, 4.134%, 5/25/33(2)	4,277	4,067,932
Series KSG1, Class A2, 1.503%, 9/25/30	704	586,186
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,094,364
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	413	387,543
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.028%, 9/25/27(2)	914	863,662
Series 2018-M4, Class A2, 3.167%, 3/25/28(2)	1,669	1,575,084
Series 2018-M13, Class A2, 3.863%, 9/25/30(2)	2,769	2,628,175
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	834	796,810
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,108	2,803,652
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,068,085
Series 2023-M1S, Class A2, 4.651%, 4/25/33(2)	2,397	2,347,880
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(5)	1,239	1,242,324
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(5)	1,347	1,354,666
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	885,526
Great Wolf Trust:
Series 2024-WLF2, Class A, 7.02%, (1 mo. SOFR + 1.691%), 5/15/41(1)(5)	1,328	1,329,541
Series 2024-WLF2, Class D, 8.268%, (1 mo. SOFR + 2.939%), 5/15/41(1)(5)	213	213,620

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.197%), 5/15/38(1)(5)	$2,738	$ 2,733,167
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(5)	830	827,392
Series 2024-DPLO, Class C, 7.869%, (1 mo. SOFR + 2.54%), 6/15/41(1)(5)	900	898,212
Series 2024-DPLO, Class D, 8.668%, (1 mo. SOFR + 3.339%), 6/15/41(1)(5)	110	110,027
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	76,634
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	225	14,782
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(5)	886	886,001
Med Trust:
Series 2021-MDLN, Class D, 7.444%, (1 mo. SOFR + 2.114%), 11/15/38(1)(5)	1,045	1,044,382
Series 2021-MDLN, Class E, 8.594%, (1 mo. SOFR + 3.264%), 11/15/38(1)(5)	532	533,020
Series 2021-MDLN, Class F, 9.444%, (1 mo. SOFR + 4.114%), 11/15/38(1)(5)	179	179,037
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(5)	788	792,434
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.72%, (1 mo. SOFR + 1.392%), 5/15/39(1)(5)	1,267	1,262,670
TX Trust:
Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(5)	1,280	1,271,215
Series 2024-HOU, Class E, 9.706%, (1 mo. SOFR + 4.387%), 6/15/39(1)(5)	215	214,072
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,187	1,234,301
VMC Finance LLC:
Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(5)	637	625,215
Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(5)	2,057	2,016,541
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	531,250
Total Commercial Mortgage-Backed Securities (identified cost $57,580,150)		$53,192,800

Common Stocks — 63.5%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	41,400	$ 9,257,454
		$ 9,257,454
Biotechnology — 1.6%
AbbVie, Inc.	122,100	$ 20,942,592
		$ 20,942,592
Security	Shares	Value
Broadline Retail — 3.1%
Amazon.com, Inc.(7)	203,220	$ 39,272,265
		$ 39,272,265
Capital Markets — 3.5%
Intercontinental Exchange, Inc.	75,300	$ 10,307,817
S&P Global, Inc.	27,600	12,309,600
Stifel Financial Corp.	113,900	9,584,685
Tradeweb Markets, Inc., Class A	118,666	12,578,596
		$ 44,780,698
Chemicals — 0.6%
Linde PLC	18,000	$7,898,580
		$7,898,580
Commercial Services & Supplies — 1.4%
GFL Environmental, Inc.(8)	223,300	$8,693,069
Waste Management, Inc.	40,425	8,624,270
		$17,317,339
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.(7)	144,300	$12,675,312
Walmart, Inc.	301,500	20,414,565
		$33,089,877
Containers & Packaging — 0.7%
AptarGroup, Inc.	63,758	$8,977,764
		$8,977,764
Electric Utilities — 1.0%
NextEra Energy, Inc.	180,500	$12,781,205
		$12,781,205
Electrical Equipment — 0.9%
AMETEK, Inc.	69,900	$11,653,029
		$11,653,029
Energy Equipment & Services — 1.4%
Baker Hughes Co.	518,200	$18,225,094
		$18,225,094
Entertainment — 1.2%
Netflix, Inc.(7)	17,600	$11,877,888
Spotify Technology SA(7)	11,300	3,545,827
		$15,423,715
Financial Services — 2.3%
Shift4 Payments, Inc., Class A(7)(8)	148,500	$10,892,475
Visa, Inc., Class A	68,900	18,084,183
		$28,976,658

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 1.1%
Uber Technologies, Inc.(7)	197,900	$ 14,383,372
		$ 14,383,372
Health Care Equipment & Supplies — 0.9%
Intuitive Surgical, Inc.(7)	26,800	$ 11,921,980
		$ 11,921,980
Health Care Providers & Services — 1.1%
Elevance Health, Inc.	25,800	$ 13,979,988
		$ 13,979,988
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	40,400	$9,767,508
		$9,767,508
Insurance — 2.4%
Allstate Corp.	100,100	$15,981,966
W.R. Berkley Corp.	187,600	14,741,608
		$30,723,574
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A	111,700	$20,346,155
Alphabet, Inc., Class C	241,540	44,303,267
		$64,649,422
IT Services — 0.9%
Gartner, Inc.(7)	26,800	$12,034,808
		$12,034,808
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	21,197	$11,721,941
		$11,721,941
Machinery — 0.6%
Parker-Hannifin Corp.	14,400	$7,283,664
		$7,283,664
Media — 0.5%
Comcast Corp., Class A	179,900	$7,044,884
		$7,044,884
Pharmaceuticals — 2.3%
Eli Lilly & Co.	22,600	$20,461,588
Novo Nordisk AS ADR	60,600	8,650,044
		$29,111,632
Professional Services — 2.7%
Automatic Data Processing, Inc.	48,000	$11,457,120
Booz Allen Hamilton Holding Corp.	52,300	8,048,970
Security	Shares	Value
Professional Services (continued)
TransUnion	199,100	$ 14,765,256
		$ 34,271,346
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(7)	89,400	$ 6,628,116
FirstService Corp.	63,800	9,721,206
		$ 16,349,322
Semiconductors & Semiconductor Equipment — 8.1%
Analog Devices, Inc.	58,000	$ 13,239,080
Broadcom, Inc.	13,021	20,905,606
Lam Research Corp.	10,500	11,180,925
NVIDIA Corp.	478,600	59,126,244
		$104,451,855
Software — 7.0%
Fair Isaac Corp.(7)	8,500	$12,653,610
Microsoft Corp.	158,851	70,998,454
Palo Alto Networks, Inc.(7)	19,300	6,542,893
		$90,194,957
Specialty Retail — 1.5%
Burlington Stores, Inc.(7)	42,600	$10,224,000
TJX Cos., Inc.	87,400	9,622,740
		$19,846,740
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	257,608	$54,257,397
		$54,257,397
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	62,600	$4,718,162
		$4,718,162
Venture Capital — 0.2%
Learn Capital Venture Partners III LP(7)(9)(10)	1,088,825	$2,320,024
Neighborhood Bancorp, Class A(7)(9)(10)	10,000	8,200
		$2,328,224
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	40,745	$7,178,454
		$7,178,454
Total Common Stocks (identified cost $465,462,080)		$814,815,500

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 11.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC:
6.55%, 11/15/30	801	$ 837,412
6.70%, 11/15/33	358	376,396
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	1,120	1,071,380
South32 Treasury Ltd., 4.35%, 4/14/32(1)	132	119,545
		$ 2,404,733
Communications — 0.5%
AT&T, Inc., 3.65%, 6/1/51	1,074	$ 759,215
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,652	2,681,692
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	122	122,897
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,379	1,332,129
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,000	937,620
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	463	343,123
SES SA, 5.30%, 4/4/43(1)	274	199,109
		$6,375,785
Consumer, Cyclical — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,027	$1,018,490
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	412	407,582
4.75%, 10/20/28(1)	930	906,096
Ford Motor Co., 4.75%, 1/15/43	127	102,789
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	750	744,573
7.122%, 11/7/33	479	506,438
7.20%, 6/10/30	509	535,684
7.35%, 11/4/27	1,026	1,069,576
7.35%, 3/6/30	924	978,378
General Motors Financial Co., Inc.:
5.60%, 6/18/31	1,100	1,092,150
5.80%, 1/7/29	625	630,794
5.95%, 4/4/34	730	730,910
Hyundai Capital America:
5.30%, 6/24/29(1)	1,160	1,154,063
5.40%, 6/24/31(1)	830	823,307
5.70%, 6/26/30(1)	123	124,686
6.20%, 9/21/30(1)	50	51,989
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(8)	1,023	919,794
4.375%, 1/15/31(1)(8)	159	141,730
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	570	530,121
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	150	135,552
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Tapestry, Inc.:
7.00%, 11/27/26	621	$ 638,441
7.35%, 11/27/28	1,319	1,369,313
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	1,286	1,001,939
		$ 15,614,395
Consumer, Non-cyclical — 0.7%
AbbVie, Inc., 5.50%, 3/15/64	619	$ 611,554
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	189,059
4.25%, 11/1/29(1)	987	926,190
Bristol-Myers Squibb Co., 5.65%, 2/22/64	1,348	1,317,827
Centene Corp.:
2.50%, 3/1/31	844	693,283
3.375%, 2/15/30	472	419,308
4.25%, 12/15/27	575	549,479
Conservation Fund, 3.474%, 12/15/29	655	592,486
CVS Pass-Through Trust, 6.036%, 12/10/28	410	411,054
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	1,010,112
Ford Foundation, 2.415%, 6/1/50	1,095	658,595
LifePoint Health, Inc., 10.00%, 6/1/32(1)	125	127,958
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	697,029
3.00%, 10/15/30(1)	192	163,128
5.20%, 4/1/29(1)	138	133,947
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)	120	117,421
		$8,618,430
Diversified — 0.0%(11)
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	211	$183,549
		$183,549
Energy — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	213	$95,932
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)	441	448,243
6.95%, 3/5/54(1)	288	293,150
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	982	895,988
5.00%, 1/31/28(1)	1,047	1,001,098
		$2,734,411
Financial — 7.0%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(13)	800	$810,858
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(13)	706	701,683
Air Lease Corp., 5.20%, 7/15/31	1,175	1,148,638
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)	165	162,899

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Ally Financial, Inc.:
2.20%, 11/2/28		1,263	$ 1,094,152
4.70% to 5/15/26(13)(14)		375	331,168
6.848% to 1/3/29, 1/3/30(13)		188	193,250
8.00%, 11/1/31		270	298,136
American Assets Trust LP, 3.375%, 2/1/31		176	144,301
American National Group LLC, 6.144%, 6/13/32(1)		200	191,971
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	753,541
Apollo Debt Solutions BDC, 6.90%, 4/13/29(1)		212	213,132
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(12)(13)	EUR	165	199,975
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(13)		800	733,906
4.175% to 3/24/27, 3/24/28(13)		200	192,842
5.294%, 8/18/27		400	397,522
6.35%, 3/14/34		1,400	1,401,803
6.938%, 11/7/33		600	655,799
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(12)(13)		200	195,206
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(13)		1,307	1,293,528
3.419% to 12/20/27, 12/20/28(13)		2,865	2,694,853
3.824% to 1/20/27, 1/20/28(13)		2,322	2,238,583
5.468% to 1/23/34, 1/23/35(13)		1,159	1,158,254
5.819% to 9/15/28, 9/15/29(13)		314	320,633
5.933% to 9/15/26, 9/15/27(13)		1,030	1,041,324
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(13)		240	248,441
BBVA Bancomer SA:
1.875%, 9/18/25(1)		859	820,158
5.125% to 1/18/28, 1/18/33(1)(13)		1,189	1,084,442
8.125% to 1/8/34, 1/8/39(1)(13)		1,299	1,316,326
8.45% to 6/29/33, 6/29/38(1)(13)		200	206,273
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)		235	233,788
Blue Owl Credit Income Corp., 6.65%, 3/15/31		225	220,034
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	1,344,881
BNP Paribas SA:
7.75% to 8/16/29(1)(13)(14)		1,002	1,013,037
9.25% to 11/17/27(1)(8)(13)(14)		445	472,962
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(13)		672	670,854
Broadstone Net Lease LLC, 2.60%, 9/15/31		58	46,124
Brookfield Finance, Inc., 5.675%, 1/15/35		1,935	1,915,349
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(13)		1,455	1,537,359
Capital One Financial Corp., 4.20%, 10/29/25		575	563,393
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(13)		1,808	1,883,450
CI Financial Corp., 3.20%, 12/17/30		1,463	1,153,797
Citigroup, Inc., 4.00% to 12/10/25(13)(14)		770	739,336
COPT Defense Properties LP, 2.90%, 12/1/33		1,461	1,151,316
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(13)		1,573	1,583,473
6.316% to 10/3/28, 10/3/29(1)(13)		400	410,982
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Enact Holdings, Inc., 6.25%, 5/28/29	1,930	$ 1,931,356
EPR Properties:
3.60%, 11/15/31	455	379,563
3.75%, 8/15/29	1,451	1,294,362
4.95%, 4/15/28	1,298	1,243,136
Essent Group Ltd., 6.25%, 7/1/29(4)	835	834,883
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,578	2,134,780
6.75%, 3/15/54(1)	935	925,464
7.95%, 6/15/33(1)	597	655,838
7.95% to 7/15/29, 10/15/54(1)(13)	1,103	1,111,510
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(4)	3,542	3,470,839
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	440	415,319
3.75%, 9/15/30(1)(8)	241	210,430
6.00%, 4/15/25(1)	569	568,920
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	338,465
8.248% to 11/21/32, 11/21/33(1)(13)	1,028	1,134,453
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,740	1,763,275
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(13)	1,620	1,611,001
5.766% to 4/22/34, 4/22/35(13)	1,211	1,242,959
6.254% to 10/23/33, 10/23/34(13)	706	749,180
KeyBank NA, 5.85%, 11/15/27	2,274	2,267,251
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(13)	868	813,238
LPL Holdings, Inc., 4.00%, 3/15/29(1)	475	442,992
Newmark Group, Inc., 7.50%, 1/12/29(1)	300	308,650
Nuveen LLC, 5.85%, 4/15/34(1)	1,184	1,189,345
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	290	306,691
Radian Group, Inc., 6.20%, 5/15/29	139	140,422
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,552	1,353,783
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(13)	1,751	1,727,591
6.066% to 1/19/34, 1/19/35(1)(13)	1,266	1,254,213
8.50% to 3/25/34(1)(13)(14)	434	412,198
Stifel Financial Corp., 4.00%, 5/15/30	902	831,715
Swedbank AB:
5.407%, 3/14/29(1)	378	378,818
6.136%, 9/12/26(1)	1,227	1,248,306
Synchrony Bank, 5.40%, 8/22/25	500	496,402
Synchrony Financial, 4.50%, 7/23/25	900	885,211
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(13)	782	703,429
5.625%, 2/15/28	705	681,437
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(13)	596	540,376
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(13)	1,998	2,075,646

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
TPG Operating Group II LP, 5.875%, 3/5/34	1,435	$ 1,441,643
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(13)	1,547	1,543,279
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(13)	227	227,654
5.678% to 1/23/34, 1/23/35(13)	3,765	3,780,918
5.85% to 10/21/32, 10/21/33(13)	155	157,497
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(13)	1,244	1,000,124
4.375% to 2/10/31(1)(13)(14)	649	527,996
9.016% to 11/15/32, 11/15/33(1)(13)	311	375,054
9.25% to 11/13/28(1)(13)(14)	270	291,169
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(13)	1,339	1,284,693
5.459% to 6/30/30, 6/30/35(1)(13)	795	745,240
5.861% to 6/19/27, 6/19/32(1)(13)	200	195,322
Ventas Realty LP, 5.625%, 7/1/34	1,197	1,187,076
		$90,014,844
Government - Multinational — 1.1%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,100,498
European Investment Bank:
1.625%, 5/13/31	2,540	2,125,450
2.375%, 5/24/27	2,741	2,579,170
2.875%, 6/13/25(1)	5,102	4,996,215
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,535,459
		$13,336,792
Industrial — 0.2%
MasTec, Inc., 5.90%, 6/15/29	877	$881,395
Seaspan Corp., 5.50%, 8/1/29(1)	144	128,681
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)	660	656,875
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	975	956,340
		$2,623,291
Technology — 0.5%
Concentrix Corp., 6.60%, 8/2/28(8)	3,665	$3,710,938
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	230	232,733
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(8)	108	96,057
3.15%, 10/15/31	675	565,535
6.35%, 2/20/34	1,216	1,235,878
Seagate HDD Cayman, 9.625%, 12/1/32	893	1,019,777
		$6,860,918
Utilities — 0.2%
Avangrid, Inc., 3.15%, 12/1/24	388	$383,781
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	402,063
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	$ 593,506
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	73	72,544
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	835,791
		$ 2,287,685
Total Corporate Bonds (identified cost $156,203,864)		$ 151,054,833

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 377,314
Series A2, 6.375%	28,000	368,200
		$ 745,514
Venture Capital — 0.0%(11)
Lumni, Inc., Series B(7)(9)(10)	17,265	$ 33,192
Wind Harvest International, Inc.(7)(9)(10)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.0%(11)
U.S. Cellular Corp.:
5.50%	21,926	$446,194
6.25%	1,959	43,784
		$489,978
Total Preferred Stocks (identified cost $2,346,497)		$1,268,684

Senior Floating-Rate Loans — 0.0%(11)(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Paper and Forest Products — 0.0%(11)
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(16)	$37	$ 38,006
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	15	18,057
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	22	27,085
Total Senior Floating-Rate Loans (identified cost $70,402)		$ 83,148

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 3,886,774
4.375%, 2/28/34	461	457,632
Total Sovereign Government Bonds (identified cost $4,631,701)		$ 4,344,406

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 687,350
New York City, NY, 5.206%, 10/1/31(17)	1,275	1,274,388
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	552,195
		$ 2,513,933
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 888,979
Social Bonds, 2.484%, 6/1/27	665	621,861
Social Bonds, 2.534%, 6/1/28	830	764,032
Social Bonds, 2.584%, 6/1/29	455	411,925
Social Bonds, 2.984%, 6/1/33	520	446,020
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(17)	400	401,536
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(17)	910	924,160
		$4,458,513
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$242,806
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	370,845
Green Bonds, 2.184%, 9/1/31	345	291,866
Green Bonds, 2.264%, 9/1/32	305	253,330
Green Bonds, 2.344%, 9/1/33	335	273,119
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	303,340
Green Bonds, 1.701%, 5/1/31	320	264,515
		$1,999,821
Total Taxable Municipal Obligations (identified cost $10,149,472)		$8,972,267

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$534	$ 532,749
3.435%, 8/1/34	530	464,989
3.485%, 8/1/35	295	256,959
3.585%, 8/1/37	547	471,055
U.S. International Development Finance Corp., 3.52%, 9/20/32	559	531,745
Total U.S. Government Agencies and Instrumentalities (identified cost $2,571,214)		$ 2,257,497

U.S. Government Agency Mortgage-Backed Securities — 7.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$197	$ 177,118
6.00%, 6/1/53	201	201,907
Federal National Mortgage Association:
2.00%, 4/1/51	512	411,302
2.68%, 7/1/26	615	588,445
3.00%, with various maturities to 2049	1,363	1,178,876
4.00%, with various maturities to 2048	1,128	1,049,131
5.50%, 7/1/53	2,721	2,686,352
7.00%, 6/1/53	278	291,369
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,803	1,500,613
6.00%, with various maturities to 2053	849	859,202
6.50%, 6/20/53	921	946,876
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	29,577	27,067,578
4.50%, 30-Year, TBA(18)	12,812	12,080,813
5.00%, 30-Year, TBA(18)	35,279	34,100,725
5.50%, 30-Year, TBA(18)	11,420	11,265,205
6.00%, 30-Year, TBA(18)	2,450	2,457,275
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $97,543,908)		$96,862,787

U.S. Treasury Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 606,491
1.375%, 8/15/50	1,774	908,170
1.875%, 2/15/41	2,040	1,396,643
1.875%, 2/15/51	335	195,700

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
1.875%, 11/15/51	$996	$ 578,303
2.00%, 2/15/50	1,316	799,521
2.00%, 8/15/51	7,338	4,409,679
2.25%, 2/15/52	1,804	1,149,557
2.375%, 2/15/42	19,320	14,070,394
2.75%, 8/15/47	62	45,178
2.875%, 5/15/49	815	602,193
2.875%, 5/15/52	648	475,040
3.00%, 8/15/52	720	541,800
3.125%, 5/15/48	450	350,042
3.375%, 8/15/42	93	78,578
3.625%, 2/15/53	2,957	2,516,277
3.625%, 5/15/53	613	521,744
3.875%, 2/15/43	1,517	1,371,700
3.875%, 5/15/43	135	121,845
4.00%, 11/15/52	3,131	2,852,940
4.25%, 2/15/54	557	530,499
4.50%, 2/15/44	442	433,713
4.625%, 5/15/44(8)	332	331,429
5.375%, 2/15/31	44	46,822
6.25%, 5/15/30	37	40,610
U.S. Treasury Notes:
0.25%, 5/31/25	190	181,690
0.25%, 6/30/25	185	176,331
0.375%, 12/31/25	5,400	5,050,582
0.375%, 9/30/27	305	267,459
0.625%, 7/31/26	1,756	1,615,657
1.00%, 7/31/28	1,203	1,051,027
1.125%, 1/15/25	3,432	3,356,577
1.125%, 8/31/28	448	392,578
1.25%, 12/31/26	1,012	933,036
1.25%, 4/30/28	1,683	1,495,602
1.25%, 6/30/28	344	304,400
1.375%, 11/15/31	100	81,363
1.875%, 2/28/27	816	761,334
1.875%, 2/15/32	168	141,054
2.75%, 4/30/27	1,650	1,572,205
2.875%, 4/30/29	4,257	3,981,792
3.125%, 8/31/27	2,851	2,735,735
3.125%, 8/31/29	1,228	1,158,325
3.375%, 5/15/33	128	118,650
3.625%, 5/15/26	64	62,704
3.625%, 5/31/28	490	476,094
3.875%, 9/30/29	1,121	1,095,559
4.00%, 2/15/34	125	121,358
4.125%, 3/31/29	1,895	1,876,013
4.125%, 11/15/32	173	170,121
4.50%, 11/15/25	2,732	2,715,779
4.50%, 3/31/26	1,745	1,736,002
4.50%, 5/31/29	3,360	3,383,363
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.50%, 11/15/33	$264	$ 266,496
4.625%, 6/30/25	900	895,684
4.625%, 9/15/26	117	116,863
4.875%, 5/31/26	821	822,732
Total U.S. Treasury Obligations (identified cost $83,642,755)		$ 74,089,033

Venture Capital Limited Partnership Interests — 0.0%(11)

Security	Value
First Analysis Private Equity Fund IV LP(9)(10)	$ 66,439
GEEMF Partners LP(7)(9)(10)(19)	2,892
Global Environment Emerging Markets Fund LP(9)(10)	33,692
Solstice Capital LP(7)(9)(10)	23,805
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 126,828

Short-Term Investments — 4.7%
Affiliated Fund — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(20)	41,509,328	$ 41,509,328
Total Affiliated Fund (identified cost $41,509,328)		$ 41,509,328
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(21)	8,559,154	$ 8,559,154
Total Securities Lending Collateral (identified cost $8,559,154)		$ 8,559,154

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/24	$10,300	$ 10,235,574
Total U.S. Treasury Obligations (identified cost $10,235,441)		$ 10,235,574
Total Short-Term Investments (identified cost $60,303,923)		$ 60,304,056
Total Investments — 104.7% (identified cost $1,018,748,573)		$1,342,498,720
Less Unfunded Loan Commitments — (0.0)%(11)		$ (37,231)

Net Investments — 104.7% (identified cost $1,018,711,342)	$1,342,461,489

Other Assets, Less Liabilities — (4.7)%	$ (59,758,833)
Net Assets — 100.0%	$1,282,702,656

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $161,037,751 or 12.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(4)	When-issued security.
(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(7)	Non-income producing security.
(8)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $14,246,921 and the total market value of the collateral received by the Fund was $14,820,327, comprised of cash of $8,559,154 and U.S. government and/or agencies securities of $6,261,173.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Restricted security. Total market value of restricted securities amounts to $2,488,244, which represents 0.2% of the net assets of the Fund as of June 30, 2024.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $578,730 or less than 0.05% of the Fund's net assets.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024, the total value of unfunded loan commitments is $38,006.
(17)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated company.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(21)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	160,458	CAD	219,830	BNP Paribas	7/24/24	$ —	$(312)
USD	187,199	EUR	174,350	UBS AG	7/24/24	286	—
						$286	$(312)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	443	Long	9/30/24	$90,468,906	$141,483
U.S. 5-Year Treasury Note	138	Long	9/30/24	14,707,781	102,853
U.S. 10-Year Treasury Note	39	Long	9/19/24	4,289,391	30,831
U.S. Long Treasury Bond	113	Long	9/19/24	13,369,313	274,785
U.S. Ultra-Long Treasury Bond	11	Long	9/19/24	1,378,781	28,827
U.S. 10-Year Treasury Note	(2)	Short	9/19/24	(219,969)	747
U.S. Ultra 10-Year Treasury Note	(104)	Short	9/19/24	(11,807,250)	(25,886)
U.S. Ultra-Long Treasury Bond	(12)	Short	9/19/24	(1,504,125)	(37,698)
					$515,942
Restricted Securities
Description	Acquisition Dates	Cost
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	$0
GEEMF Partners LP	2/28/97	0
Global Environment Emerging Markets Fund LP	1/14/94-2/1/95	0
Learn Capital Venture Partners III LP, Common Stock	8/30/16-3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01-6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $41,512,220, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 996,183	$ —	$ (1,033,838)	$ —	$37,655	$ —	$ 46,124	$ —
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	369,152	—	(386,000)	5,934	10,782	—	19,659	—
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	194,054	—	(205,000)	—	10,946	—	11,598	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	2,465,725	—	(2,500,000)	—	34,275	—	7,708	—
Venture Capital Limited Partnership Interests
GEEMF Partners LP(1)(2)(3)	5,673	—	—	—	(2,781)	2,892	—	—
Short-Term Investments
Liquidity Fund, Institutional Class(4)	18,629,438	227,187,373	(204,307,483)	—	—	41,509,328	1,046,644	41,509,328
Total				$5,934	$90,877	$41,512,220	$1,131,733

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Balanced Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$59,235,120	$ —	$59,235,120
Collateralized Mortgage Obligations	—	15,891,761	—	15,891,761
Commercial Mortgage-Backed Securities	—	53,192,800	—	53,192,800
Common Stocks	812,487,276(2)	—	—	812,487,276
Common Stocks - Venture Capital	—	—	2,328,224	2,328,224
Corporate Bonds	—	151,054,833	—	151,054,833
Preferred Stocks	1,235,492	—	—	1,235,492
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	45,917	—	45,917
Sovereign Government Bonds	—	4,344,406	—	4,344,406
Taxable Municipal Obligations	—	8,972,267	—	8,972,267
U.S. Government Agencies and Instrumentalities	—	2,257,497	—	2,257,497
U.S. Government Agency Mortgage-Backed Securities	—	96,862,787	—	96,862,787
U.S. Treasury Obligations	—	74,089,033	—	74,089,033
Venture Capital Limited Partnership Interests	—	—	126,828	126,828
Short-Term Investments:
Affiliated Fund	41,509,328	—	—	41,509,328
Securities Lending Collateral	8,559,154	—	—	8,559,154
U.S. Treasury Obligations	—	10,235,574	—	10,235,574
Total Investments	$863,791,250	$476,181,995	$2,488,244	$1,342,461,489
Forward Foreign Currency Exchange Contracts	$ —	$286	$ —	$286
Futures Contracts	579,526	—	—	579,526
Total	$864,370,776	$476,182,281	$2,488,244	$1,343,041,301
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(312)	$ —	$(312)
Futures Contracts	(63,584)	—	—	(63,584)
Total	$(63,584)	$(312)	$ —	$(63,896)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.